Basis of Preparation (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (884,606)	$ (984,716)	$ (3,221,526)	$ (5,119,146)
Net cash used in operating activities	$ (371,978)	$ (851,042)	(1,851,711)	$ (4,307,486)
Working capital deficit			$ 1,100,000
Reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split